Accumulated Other Comprehensive (Loss) Income, Accumulated Other Comprehensive (Loss) Income Balances (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Before-Tax Amount [Abstract]
Foreign currency translation adjustments, net	$ 41,500	$ (29,400)	$ 131,400		$ 12,800
Foreign currency (losses) gains, net	(23,500)	11,200	(71,200)		(18,200)
Unrecognized (losses) gains on cash flow hedges, net	5,500	(4,500)	8,900		(21,700)
Pension and other postretirement benefit prior service cost and gain or loss, net	(1,100)	6,200	(3,400)		7,500
Other comprehensive income (loss)	22,400	(16,500)	65,700		(19,600)		$ (71,039)		$ (118,379)		$ (182,382)
Tax (Expense) or Benefit [Abstract]
Foreign currency translation adjustments, net	0	0	0		0
Foreign currency (losses) gains, net	8,700	(3,100)	26,900		7,400
Unrecognized (losses) gains on cash flow hedges, net	(1,500)	1,700	(3,400)		8,200
Pension and other postretirement benefit prior service cost and gain or loss, net	500	(1,000)	1,500		(1,200)
Other comprehensive income (loss)	7,700	(2,400)	25,000		14,400		(5,815)		(11,888)		3,774
Net of Tax Amount [Abstract]
Foreign currency translation adjustments, net	41,500	(29,400)	131,400		12,800		(76,135)		(136,319)		(160,755)
Foreign currency (losses) gains, net	(14,800)	8,100	(44,300)		(10,800)		13,586		32,627		45,808
Unrecognized (losses) gains on cash flow hedges, net	4,000	(2,800)	5,500		(13,500)		(987)		(15,899)		(28,541)
Pension and other postretirement benefit prior service cost and gain or loss, net	(600)	5,200	(1,900)		6,300		(13,318)		(10,676)		(35,120)
Total other comprehensive income (loss), net of tax	$ 30,100	$ (18,900)	$ 90,700	[1]	$ (5,200)	[1]	$ (76,854)	[1]	$ (130,267)	[1]	$ (178,608)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.